Sales and advertising expense (Tables)	12 Months Ended
Dec. 31, 2023
Sales and advertising expense
Schedule of sales and advertisement expenses
Sales and advertising expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2021(1)	2022(1)	2023
Staff costs	9,305	9,916	6,755
Advertising campaigns	62,016	54,123	12,867
Selling expenses	2,329	2,820	1,836
Sales and advertising expense	73,650	66,859	21,458
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(1)Re-presented for discontinued operations. See Note 6.